Share Capital and Reserves - Schedule of Continuity of Company’s Warrants (Details) - Warrant [Member]	12 Months Ended	15 Months Ended
	Sep. 30, 2024 $ / shares	Dec. 31, 2025 $ / shares
Schedule of Share Purchase Warrants [Line Items]
Number of warrants beginning balance		29,975,000
Weighted average exercise price beginning balance		$ 0.15
Number of warrants issued	30,000,000
Weighted average exercise price issued	$ 0.15
Number of warrants exercised	(25,000)	(734,702)
Weighted average exercise price exercised	$ 0.15	$ 0.15
Number of warrants ending balance	29,975,000	29,240,298
Weighted average exercise price ending balance	$ 0.15	$ 0.15